Personnel expenses (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Personnel expenses
Salaries, wages and other short term employee benefits		₨ 1,981,076	₨ 1,392,666	₨ 1,382,863
Contributions to defined contribution plans		104,958	77,822	71,348
Expenses related to defined benefit plans		26,589	14,716	10,494
Share based compensation costs		729,920	586,932	19,370
Employee welfare expenses		60,297	43,172	39,980
Total	$ 44,584	₨ 2,902,840	₨ 2,115,308	₨ 1,524,055